Statement of Changes in Net Assets Available for Benefits - EBP 055 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment income:
Plan's interest in Stable Value Master Trust's net investment income	$ 11,615,545	$ 10,951,804
Net appreciation in fair value of investments	894,476,248	644,461,988
Interest and dividends	20,443,018	19,383,876
Total investment income	926,534,811	674,797,668
Interest income on notes receivable from participants	6,385,893	5,439,484
Contributions:
Company	85,817,834	78,591,039
Participant	177,506,825	165,082,090
Rollovers	62,285,721	29,081,748
Total contributions	325,610,380	272,754,877
Total additions	1,258,531,084	952,992,029
Deductions from net assets attributed to:
Benefits paid to participants	534,610,928	470,813,171
Administrative expenses	2,054,544	2,125,076
Total deductions	536,665,472	472,938,247
Transfers in from other qualified plans	65,190,348	0
Net increase	787,055,960	480,053,782
Beginning of year	4,764,511,072	4,284,457,290
End of year	$ 5,551,567,032	$ 4,764,511,072